The Company and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accumulated deficit	$ (569,040)		$ (567,332)	$ (528,685)
Cash and cash equivalent	$ 5	$ 51	$ 28	$ 60	$ 576
Diluted shares excluded from calcuation of EPS	87,120,470	22,731,781	86,970,470	8,682,368
Research and development	$ 324	$ 834	$ 1,667	$ 9,067